Subsequent events (Tables)	6 Months Ended
Jun. 30, 2012
Subsequent events
Schedule of new commodity contracts entered into by the company

	Aggregate volumes	Floor price	Ceiling price	Contract period
Natural gas (volumes in MMBtu):
Price collar	8,760,000	$3.00	$5.00	January 2013 - December 2013
Price collar	11,160,000	$3.00	$5.50	January 2014 - December 2014
Price collar	15,480,000	$3.00	$6.00	January 2015 - December 2015